Share-based Payment -Summary Of Restricted Share (Detail) - Restricted Shares [Member]	12 Months Ended
Mar. 31, 2018 JPY (¥)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Outstanding at beginning of period
Allotted	387,765
Released
Forfeited
Outstanding at end of period	387,765
Fair value at measurement date	¥ 4,372